Expense Example {- Fidelity Advisor Freedom® 2020 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-18 - Fidelity Advisor Freedom® 2020 Fund	May 28, 2022 USD ($)
Class A
Expense Example:
1 year	$ 655
3 years	822
5 years	999
10 years	1,493
Fidelity Advisor Freedom 2020 Fund-Class M
Expense Example:
1 year	456
3 years	678
5 years	915
10 years	1,573
Class C
Expense Example:
1 year	261
3 years	496
5 years	850
10 years	1,629
Class I
Expense Example:
1 year	59
3 years	183
5 years	313
10 years	673
Class Z
Expense Example:
1 year	52
3 years	160
5 years	275
10 years	$ 594